INVESTMENT IN AFFILIATES (Summary of Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Balance sheets:
Current assets	$ 79,443	$ 83,603
Non-current assets	33,979	28,046		$ 21,424
Current liabilities	25,183	20,704	[1]
Statements of operation:
Revenues	75,359	97,479	[1]	87,721	[1]
Gross loss	8,435	15,300	[1]	7,945	[1]
Loss from continuing operations	(5,329)	806		(4,408)
Net losses attributable to the Company	(5,329)	806	[1]	(4,408)	[1]
TAT-Engineering LLC [Member]
Balance sheets:
Current assets	320	466
Non-current assets	1,211	1,383
Current liabilities	1,088	1,040
Statements of operation:
Revenues	413	877		1,534
Gross loss	(153)	(228)		(154)
Loss from continuing operations	(365)	(291)		(266)
Net losses attributable to the Company	$ (185)	$ (132)		$ (140)

[1]	Reclassified due to discontinued operation.